UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP

CAPITAL MARKETS FUNDS

Multi-Strategy Market Neutral Investments

FORM N-Q

JUNE 30, 2005

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (a) - 44.8%
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.8%
2,500	American Axle & Manufacturing Holdings, Inc.	$63,175
4,500	Autoliv, Inc.	197,100
18,200	Goodyear Tire & Rubber Co.*	271,180
1,600	Lear Corp.	58,208
2,700	TRW Automotive Holdings Corp.*	66,177

		655,840

Automobiles - 0.1%
8,100	Ford Motor Co.	82,944
600	Harley-Davidson, Inc.	29,760

		112,704

Hotels, Restaurants & Leisure - 1.1%
2,085	Ameristar Casinos, Inc.	54,398
1,200	Boyd Gaming Corp.	61,356
3,380	CKE Restaurants, Inc.	47,049
8,025	Darden Restaurants, Inc.	264,665
1,200	GTECH Holdings Corp.	35,088
5,025	Hilton Hotels Corp.	119,846
1,125	Jack in the Box, Inc*	42,660
3,445	McDonald’s Corp.	95,599
4,875	Penn National Gaming, Inc.*	177,937

		898,598

Household Durables - 2.5%
3,950	American Greetings Corp., Class A Shares	104,675
1,600	Black & Decker Corp.	143,760
1,900	Blyth, Inc.	53,295
1,033	D.R. Horton, Inc.	38,851
1,655	Ethan Allen Interiors, Inc.	55,459
3,200	Furniture Brands International, Inc.	69,152
1,925	Harman International Industries, Inc.	156,618
1,700	KB HOME	129,591
1,875	M.D.C. Holdings, Inc.	154,219
5,450	Newell Rubbermaid, Inc.	129,928
100	NVR, Inc.*	81,000
1,740	Snap-on, Inc.	59,682
1,800	Standard Pacific Corp.	158,310
4,200	Stanley Works	191,268
1,300	Tempur-Pedic International, Inc.*	28,834
2,475	Toll Brothers, Inc.*	251,336
1,500	Toro Co.	57,915
7,900	Tupperware Corp.	184,623
700	Whirlpool Corp.	49,077

		2,097,593

Leisure Equipment & Products - 0.6%
2,165	JAKKS Pacific, Inc.*	41,590
12,720	Marvel Enterprises, Inc.*	250,838
2,195	Polaris Industries, Inc.	118,530
1,275	SCP Pool Corp.	44,740

		455,698

Media - 1.4%
2,125	Catalina Marketing Corp.	53,996
2,600	Citadel Broadcasting Co.*	29,770
1,600	Clear Channel Communications, Inc.	49,488
1,200	E.W. Scripps Co., Class A Shares	58,560
14,200	Gemstar-TV Guide International, Inc.*	50,978
700	Getty Images, Inc.*	51,982
1,200	Grupo Televisa SA, Sponsored ADR	74,508
2,400	Hearst-Argyle Television, Inc.	58,800
1,300	John Wiley & Sons, Inc., Class A Shares	51,649
8,025	Lions Gate Entertainment Corp.*	82,336
1,945	McGraw-Hill Cos., Inc.	86,066
900	Meredith Corp.	44,154
1,000	R.H. Donnelley Corp.*	61,980
6,800	Radio One, Inc., Class D Shares*	86,836
3,745	Sinclair Broadcast Group, Inc., Class A Shares	34,005

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Media (continued)
3,275	Sirius Satellite Radio, Inc.*	$21,222
4,920	Time Warner, Inc.*	82,213
4,300	Walt Disney Co.	108,274
950	XM Satellite Radio Holdings, Inc., Class A Shares*	31,977

		1,118,794

Multiline Retail - 0.9%
800	Costco Wholesale Corp.	35,856
1,800	Dillard’s, Inc., Class A Shares	42,156
2,100	Family Dollar Stores, Inc.	54,810
3,050	Federated Department Stores, Inc.	223,504
2,940	J.C. Penney Co., Inc.	154,585
2,330	Nordstrom, Inc.	158,370
700	Sears Holdings Corp.*	104,909

		774,190

Specialty Retail - 2.6%
900	Abercrombie & Fitch Co., Class A Shares	61,830
1,000	Advance Auto Parts, Inc.*	64,550
11,675	American Eagle Outfitters, Inc.	357,839
11,825	AutoNation, Inc.*	242,649
700	AutoZone, Inc.*	64,722
4,210	Barnes & Noble, Inc.*	163,348
2,350	Bebe Stores, Inc.	62,205
2,040	Best Buy Co., Inc.	139,842
4,660	Gap, Inc.	92,035
1,325	Genesco, Inc.*	49,144
5,785	Michaels Stores, Inc.	239,325
3,100	Movie Gallery, Inc.	81,933
9,650	Pacific Sunwear of California, Inc.*	221,854
7,525	Payless ShoeSource, Inc.*	144,480
8,087	Staples, Inc.	172,414

		2,158,170

Textiles, Apparel & Luxury Goods - 0.5%
3,235	K-Swiss, Inc., Class A Shares	104,620
2,950	NIKE, Inc., Class B Shares	255,470
2,325	Wolverine World Wide, Inc.	55,823

		415,913

	TOTAL CONSUMER DISCRETIONARY	8,687,500

CONSUMER STAPLES - 2.4%
Beverages - 0.6%
1,950	Diageo PLC, Sponsored ADR	115,635
1,960	Fomento Economico Mexicano SA de CV, Sponsored ADR	116,757
3,400	Pepsi Bottling Group, Inc.	97,274
7,925	PepsiAmericas, Inc.	203,356

		533,022

Food & Staples Retailing - 0.8%
6,150	Albertson’s, Inc.	127,182
3,950	BJ’s Wholesale Club, Inc.*	128,336
1,875	Longs Drug Stores Corp.	80,719
1,050	Pantry, Inc.*	40,666
20,275	Rite Aid Corp.*	84,749
3,500	7-Eleven, Inc. *	105,840
1,900	SUPERVALU, INC.	61,959

		629,451

Food Products - 0.9%
8,030	Archer-Daniels-Midland Co.	171,681
1,750	Chiquita Brands International, Inc.	48,055
1,500	Dean Foods Co.*	52,860
2,525	General Mills, Inc.	118,145
1,700	McCormick & Co., Inc., Non Voting Shares	55,556
4,695	Pilgrim’s Pride Corp.	160,240
2,600	Sara Lee Corp.	51,506
2,800	Sensient Technologies Corp.	57,708
300	TreeHouse Foods, Inc.*	8,553

		724,304

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Personal Products - 0.1%
485	Gillette Co.	$24,556
1,500	Parlux Fragrances, Inc.*	41,505
5,950	Playtex Products, Inc.*	64,022

		130,083

	TOTAL CONSUMER STAPLES	2,016,860

ENERGY - 3.6%
Energy Equipment & Services - 1.0%
600	BJ Services Co.	31,488
1,200	Cal Dive International, Inc.*	62,844
925	Cooper Cameron Corp.*	57,396
2,000	ENSCO International, Inc.	71,500
1,300	Halliburton Co.	62,166
950	Hydril*	51,632
1,750	Lone Star Technologies*	79,625
2,625	Maverick Tube Corp.*	78,225
1,700	Nabors Industries Ltd.*	103,054
4,600	Patterson-UTI Energy, Inc.	128,018
3,050	Unit Corp.*	134,231

		860,179

Oil, Gas & Consumable Fuels - 2.6%
1,075	Amerada Hess Corp.	114,498
1,625	Anadarko Petroleum Corp.	133,494
400	Ashland, Inc.	28,748
1,925	Burlington Resources, Inc.	106,337
8,325	Chesapeake Energy Corp.	189,810
2,850	Comstock Resources, Inc.*	72,077
4,900	ConocoPhillips	281,701
2,200	Devon Energy Corp.	111,496
1,675	Energy Partners Ltd.*	43,902
1,100	Exxon Mobil Corp.	63,217
1,500	General Maritime Corp.	63,600
1,600	Marathon Oil Corp.	85,392
100	Newfield Exploration Co.*	3,989
675	Nordic American Tanker Shipping Ltd.	28,654
625	Occidental Petroleum Corp.	48,081
900	Premcor, Inc.	66,762
1,700	Sunoco, Inc.	193,256
2,550	Tesoro Corp.	118,626
575	Total SA, Sponsored ADR	67,189
2,275	Ultra Petroleum Corp.*	69,069
1,700	Valero Energy Corp.	134,487
2,425	Williams Cos., Inc.	46,075
1,300	XTO Energy, Inc.	44,187

		2,114,647

	TOTAL ENERGY	2,974,826

FINANCIALS - 6.3%
Commercial Banks - 1.4%
2,700	ABN AMRO Holding NV, Sponsored ADR	66,231
1,007	Amegy Bancorporation, Inc.	22,537
2,000	Astoria Financial Corp.	56,940
2,400	Bank of America Corp.	109,464
400	Bank of Hawaii Corp.	20,300
1,640	BankUnited Financial Corp., Class A Shares	44,346
700	City National Corp.	50,197
800	Downey Financial Corp.	58,560
500	First Bancorp	20,075
525	M&T Bank Corp.	55,209
2,900	National City Corp.	98,948
1,775	Northern Trust Corp.	80,922
925	Popular, Inc.	23,301
2,550	Sovereign Bancorp, Inc.	56,967
1,492	SunTrust Banks, Inc.	107,782
1,200	SVB Financial Group*	57,480
1,375	Unibanco-Uniao de Bancos Brasileiros SA, GDR	53,102

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Commercial Banks (continued)
1,625	UnionBanCal Corp.	$108,745
1,200	Westcorp	62,904

		1,154,010

Diversified Financial Services - 2.0%
1,535	A.G. Edwards, Inc.	69,305
1,800	American Capital Strategies Ltd.	64,998
6,650	AmeriCredit Corp.*	169,575
2,325	Ameritrade Holding Corp.*	43,222
2,800	Bank of New York Co., Inc.	80,584
700	Bear Stearns Cos., Inc.	72,758
1,950	Capital One Financial Corp.	156,020
175	Chicago Mercantile Exchange	51,713
1,500	CIT Group, Inc.	64,455
1,000	CompuCredit Corp.*	34,280
7,200	E*TRADE Financial Corp.*	100,728
900	Friedman, Billings, Ramsey Group, Inc., Class A Shares	12,870
1,875	GFI Group, Inc.*	66,750
1,375	Legg Mason, Inc.	143,151
1,195	Lehman Brothers Holdings, Inc.	118,640
1,575	MBNA Corp.	41,202
1,400	Moody’s Corp.	62,944
1,300	Morgan Stanley	68,211
2,050	Nuveen Investments, Class A Shares	77,121
1,475	Raymond James Financial, Inc.	41,668
2,120	Walter Industries, Inc.	85,224
1,200	WFS Financial, Inc.*	60,852

		1,686,271

Insurance - 1.4%
1,400	ACE Ltd.	62,790
950	Allstate Corp.	56,763
1,900	American Financial Group, Inc.	63,688
575	American International Group, Inc.	33,407
1,300	AmerUs Group Co.	62,465
700	Chubb Corp.	59,927
2,259	Cincinnati Financial Corp.	89,366
1,000	Commerce Group, Inc.	62,110
3,400	First American Corp.	136,476
2,600	Fremont General Corp.	63,258
475	Infinity Property & Casualty Corp.	16,568
1,700	Lincoln National Corp.	79,764
3,000	Nationwide Financial Services, Inc., Class A Shares	113,820
3,500	Ohio Casualty Corp.	84,630
1,500	Protective Life Corp.	63,330
1,675	W.R. Berkley Corp.	59,764
800	XL Capital Ltd., Class A Shares	59,536

		1,167,662

Real Estate - 1.2%
1,900	AMB Property Corp.	82,517
4,700	Annaly Mortgage Management, Inc.	84,271
625	Avalonbay Communities, Inc.	50,500
3,860	Bluegreen Corp.*	67,202
675	Boston Properties, Inc.	47,250
1,400	CBL & Associates Properties, Inc.	60,298
4,675	Cousins Properties, Inc.	138,287
2,800	Impac Mortgage Holdings, Inc.	52,220
1,200	New Century Financial Corp.	61,740
1,775	Plum Creek Timber Co., Inc.	64,433
1,200	Rayonier, Inc.	63,636
1,000	SL Green Realty Corp.	64,500
2,100	Thornburg Mortgage, Inc.	61,173
800	Vornado Realty Trust	64,320

		962,347

Thrifts & Mortgages - 0.3%
4,398	Countrywide Financial Corp.	169,807
1,400	Golden West Financial Corp.	90,132

		259,939

	TOTAL FINANCIALS	5,230,229

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
HEALTH CARE - 4.2%
Biotechnology - 0.6%
1,900	Amgen, Inc.*	$114,874
1,300	Charles River Laboratories International, Inc.*	62,725
2,650	CV Therapeutics, Inc.*	59,413
2,100	Gilead Sciences, Inc.*	92,379
1,900	Invitrogen Corp.*	158,251
1,000	Techne Corp.*	45,910

		533,552

Health Care Equipment & Supplies - 1.0%
605	Alcon, Inc.	66,157
7,205	Applera Corp. - Applied Biosystems Group	141,722
1,564	Bausch & Lomb, Inc.	129,812
3,350	Baxter International, Inc.	124,285
2,675	Becton, Dickinson, & Co.	140,357
900	C.R. Bard, Inc.	59,859
900	Cooper Cos., Inc.	54,774
875	Haemonetics Corp.*	35,560
2,300	STERIS Corp.	59,271
400	Zimmer Holdings, Inc.*	30,468

		842,265

Health Care Providers & Services - 1.8%
1,300	Aetna, Inc.	107,666
2,500	AmerisourceBergen Corp.	172,875
1,900	Cardinal Health, Inc.	109,402
1,120	CIGNA Corp.	119,874
1,700	Community Health Systems, Inc.*	64,243
1,195	Coventry Health Care, Inc.*	84,546
1,250	Express Scripts, Inc.*	62,475
300	HCA, Inc.	17,001
7,000	Health Management Associates, Inc., Class A Shares	183,260
5,300	Humana, Inc.*	210,622
3,200	Lincare Holdings, Inc.*	130,688
1,075	McKesson Corp.	48,149
5,350	Service Corporation International	42,907
955	Sierra Health Services, Inc.*	68,244
1,200	Universal Health Services, Inc., Class B Shares	74,616

		1,496,568

Pharmaceuticals - 0.8%
2,200	Forest Laboratories, Inc.*	85,470
2,725	Hospira, Inc.*	106,275
3,725	Johnson & Johnson	242,125
2,850	Medco Health Solutions, Inc.*	152,076
1,445	Medicis Pharmaceutical Corp., Class A Shares	45,850
1,000	Merck & Co., Inc.	30,800

		662,596

	TOTAL HEALTH CARE	3,534,981

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
1,137	Engineered Support Systems, Inc.	40,739
2,400	L-3 Communications Holdings, Inc.	183,792
1,800	Lockheed Martin Corp.	116,766
1,550	Precision Castparts Corp.	120,745

		462,042

Air Freight & Logistics - 0.1%
1,800	Ryder System, Inc.	65,880

Airlines - 0.3%
1,610	Alaska Air Group, Inc.*	47,898
4,700	AMR Corp.*	56,917
2,425	ExpressJet Holdings, Inc.*	20,637
2,150	Mesa Air Group, Inc.*	14,426
1,900	SkyWest, Inc.	34,542
4,300	Southwest Airlines Co.	59,899

		234,319

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Building Products - 0.1%
1,600	Masco Corp.	$50,816
1,400	USG Corp.*	59,500

		110,316

Commercial Services & Supplies - 1.9%
1,425	Adesa, Inc.	31,022
1,825	Administaff, Inc.	43,362
1,775	Alliance Data System Corp.*	71,994
1,595	Brink’s Co.	57,420
3,000	Career Education Corp.*	109,830
14,850	Cendant Corp.	332,195
1,500	Deluxe Corp.	60,900
900	Global Payments, Inc.	61,020
1,500	Herman Miller, Inc.	46,260
7,000	Korn/Ferry International*	124,250
2,700	Paychex, Inc.	87,858
1,700	Republic Services, Inc.	61,217
1,300	Robert Half International, Inc.	32,461
7,930	Sabre Holdings Corp., Class A Shares	158,204
12,000	Sotheby’s Holdings, Inc., Class A Shares*	164,400
3,350	TeleTech Holdings, Inc.*	27,302
2,000	Waste Management, Inc.	56,680
1,700	West Corp.*	65,280

		1,591,655

Electrical Equipment - 0.4%
1,500	AMETEK, Inc.	62,775
1,900	Energizer Holdings, Inc.*	118,123
1,320	Rockwell Automation, Inc.	64,297
1,700	Thomas & Betts Corp.*	48,008

		293,203

Machinery - 1.2%
2,600	AGCO Corp.*	49,712
2,175	Cummins, Inc.	162,277
1,400	Danaher Corp.	73,276
1,550	Eaton Corp.	92,845
1,240	Ingersoll-Rand Co., Ltd., Class A Shares	88,474
100	Joy Global, Inc.	3,359
1,675	Navistar International Corp.*	53,600
2,660	PACCAR, Inc.	180,880
1,025	Parker Hannifin Corp.	63,560
1,050	Terex Corp.*	41,370
8,500	Timken Co.	196,350

		1,005,703

Marine - 0.2%
1,950	CP Ships Ltd.	30,518
2,750	Overseas Shipholding Group, Inc.	164,037

		194,555

Road & Rail - 0.9%
1,325	Arkansas Best Corp.	42,148
975	Burlington Northern Santa Fe Corp.	45,903
4,400	CSX Corp.	187,704
3,645	Heartland Express, Inc.	70,822
4,200	J.B. Hunt Transport Services, Inc.	81,060
2,500	Laidlaw International, Inc.*	60,250
1,695	Norfolk Southern Corp.	52,477
3,925	Swift Transportation Co., Inc.*	91,413
2,000	Yellow Roadway Corp.*	101,600

		733,377

Trading Companies & Distributors - 0.3%
6,100	MSC Industrial Direct Co., Inc., Class A Shares	205,875
1,500	W.W. Grainger, Inc.	82,185

		288,060

	TOTAL INDUSTRIALS	4,979,110

INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.9%
2,325	Cisco Systems, Inc.*	44,431
8,800	CommScope, Inc.*	153,208
8,950	Harris Corp.	279,329

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Communications Equipment (continued)
11,800	Lucent Technologies, Inc.*	$34,338
12,800	Motorola, Inc.	233,728

		745,034

Computers & Peripherals - 0.6%
2,700	Apple Computer, Inc.*	99,387
2,525	Dell, Inc.*	99,763
4,500	NCR Corp.*	158,040
7,700	Western Digital Corp.*	103,334

		460,524

Electronic Equipment & Instruments - 1.0%
4,195	Amphenol Corp., Class A Shares	168,513
5,700	Arrow Electronics, Inc.*	154,812
3,800	Avnet, Inc.*	85,614
11,500	Ingram Micro, Inc., Class A Shares*	180,090
1,900	Jabil Circuit, Inc.*	58,387
1,300	Mettler-Toledo International, Inc.*	60,554
6,525	PerkinElmer, Inc.	123,323

		831,293

Internet Software & Services - 0.3%
5,075	McAfee, Inc.*	132,863
3,900	VeriSign, Inc.*	112,164

		245,027

IT Services - 0.3%
1,300	Cognizant Technology Solutions Corp., Class A Shares*	61,269
1,400	Computer Sciences Corp.*	61,180
6,400	Keane, Inc.*	87,680
2,525	Perot Systems Corp., Class A Shares*	35,906

		246,035

Office Electronics - 0.1%
4,910	Xerox Corp.*	67,709

Semiconductors & Semiconductor Equipment - 1.3%
3,250	Applied Materials, Inc.	52,585
2,300	Cree, Inc.*	58,581
4,200	Intel Corp.	109,452
3,000	KLA-Tencor Corp.	131,100
10,325	Lam Research Corp.*	298,805
1,675	Marvell Technology Group Ltd.*	63,717
7,200	MEMC Electronic Materials, Inc.*	113,544
1,000	Microchip Technology, Inc.	29,620
4,700	National Semiconductor Corp.	103,541
500	NVIDIA Corp. *	13,360
13,099	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	119,463

		1,093,768

Software - 0.9%
12,667	Activision, Inc.*	209,259
600	Adobe Systems, Inc.	17,172
4,800	Autodesk, Inc.	164,976
450	Cerner Corp.*	30,586
3,050	NetIQ Corp.*	34,618
2,650	SERENA Software, Inc.*	51,145
2,750	Symantec Corp.*	59,785
5,000	TIBCO Software, Inc.*	32,700
3,700	Transaction Systems Architects, Inc., Class A Shares*	91,131
2,700	Wind River Systems, Inc.*	42,336

		733,708

	TOTAL INFORMATION TECHNOLOGY	4,423,098

MATERIALS - 3.5%
Chemicals - 1.0%
1,550	Dow Chemical Co.	69,022
2,725	Eastman Chemical Co.	150,284
1,100	FMC Corp.*	61,754
1,250	Georgia Gulf Corp.	38,812
1,900	Kronos Worldwide, Inc.	57,361
1,975	Monsanto Co.	124,168
2,050	OM Group, Inc.*	50,615
1,100	PPG Industries, Inc.	69,036

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Chemicals (continued)
1,625	Rohm & Haas Co.	$75,302
1,400	Sigma-Aldrich Corp.	78,456
3,500	Valhi, Inc.	61,250

		836,060

Construction Materials - 0.3%
1,500	Cemex SA de CV, Participation Certificate, Sponsored ADR	63,630
1,500	Martin Marietta Materials, Inc.	103,680
1,025	Texas Industries, Inc.	57,636

		224,946

Containers & Packaging - 0.1%
2,900	Ball Corp.	104,284

Metals & Mining - 1.6%
2,000	AK Steel Holding Corp.*	12,820
2,100	Commercial Metals Co.	50,022
1,000	CONSOL Energy, Inc.	53,580
2,425	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	90,792
3,000	Nucor Corp.	136,860
2,800	Oregon Steel Mills, Inc.*	48,188
950	Peabody Energy Corp.	49,438
4,150	Phelps Dodge Corp.	383,875
1,750	Quanex Corp.	92,768
5,800	Steel Dynamics, Inc.	152,250
4,025	United States Steel Corp.	138,339
3,600	Worthington Industries, Inc.	56,880

		1,265,812

Paper & Forest Products - 0.5%
3,325	Georgia-Pacific Corp.	105,735
10,200	Louisiana-Pacific Corp.	250,716
875	MeadWestvaco Corp.	24,535
1,100	Weyerhaeuser Co.	70,015

		451,001

	TOTAL MATERIALS	2,882,103

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
5,913	ALLTEL Corp.	360,702
2,500	CenturyTel, Inc.	86,575
1,300	Liberty Global, Inc., Series A Shares*	60,671
3,300	Verizon Communications, Inc.	114,015

		621,963

Wireless Telecommunication Services - 0.2%
1,550	JAMDAT Mobile, Inc.*	42,904
1,500	Nextel Communications, Inc., Class A Shares*	48,465
4,700	Nextel Partners, Inc., Class A Shares*	118,299

		209,668

	TOTAL TELECOMMUNICATION SERVICES	831,631

UTILITIES - 1.9%
Electric Utilities - 1.0%
1,925	American Electric Power Co., Inc.	70,975
17,100	CMS Energy Corp.*	257,526
3,700	DPL, Inc.	101,565
2,325	Edison International	94,278
1,425	El Paso Electric Co.*	29,141
675	Entergy Corp.	50,996
2,350	FirstEnergy Corp.	113,059
2,500	NRG Energy, Inc.*	94,000
1,675	Pepco Holdings, Inc.	40,100

		851,640

Gas Utilities - 0.4%
625	KeySpan Corp.	25,437
1,900	National Fuel Gas Co.	54,929
3,800	ONEOK, Inc.	124,070
2,075	Southwestern Energy Co.*	97,484
1,600	WGL Holdings, Inc.	53,824

		355,744

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

++SHARES	SECURITY	VALUE
Independent Power Producers & Energy Traders - 0.2%
1,100	Constellation Energy Group, Inc.	$63,459
750	TXU Corp.	62,317

		125,776

Multi-Utilities - 0.3%
5,410	Dynegy, Inc., Class A Shares*	26,293
3,100	NiSource, Inc.	76,663
850	Questar Corp.	56,015
1,050	Sempra Energy	43,375

		202,346

	TOTAL UTILITIES	1,535,506

	TOTAL COMMON STOCKS (Cost - $33,977,011)	37,095,844

CONVERTIBLE PREFERRED STOCKS (a) - 3.0%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
1,233	TXI Capital Trust I, 5.500% Exchangeable 6/30/28	59,431

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
12,700	Albertson’s, Inc., 7.250% HITSTM	284,099

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
606	Chesapeake Energy Corp., 5.000% Cumulative	69,311

FINANCIALS - 0.1%
Commercial Banks - 0.1%
1,864	Lehman Brothers Holdings, Inc., 6.250% Exchangeable 10/15/07	47,252

INDUSTRIALS - 1.8%
Aerospace & Defense - 1.8%
12,200	Northrop Grumman Corp., 7.000% Exchangeable 4/4/21	1,525,000

MATERIALS - 0.6%
Chemicals - 0.6%
10,520	Celanese Corp., 4.250% Exchangeable 12/31/49	257,740
264	Terra Industries, Inc., 4.250% Exchangeable 12/31/49 (b)	226,380

		484,120

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,622,234)	2,469,213

FACE AMOUNT
CONVERTIBLE BONDS & NOTES (a) - 39.8%
Advertising - 1.5%
$1,200,000	Lamar Advertising Co., Senior Notes, 2.875% due 12/31/10	1,236,000

Aerospace/Defense - 0.8%
650,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 2.750% due 2/15/24	681,687

Airlines - 0.5%
118,000	Alaska Air Group, Inc., Senior Notes, 5.939% due 3/21/23 (c)	146,070
149,000	ExpressJet Holdings, Inc., 4.250% due 8/1/23	119,386
129,000	Pinnacle Airlines Corp., 3.250% due 2/15/25 (b)	108,521

		373,977

Biotechnology - 2.7%
129,000	Cell Genesys, Inc., Senior Notes, 3.125% due 11/1/11 (b)	101,426
	CuraGen Corp., Subordinated Notes:
57,000	4.000% due 2/15/11	42,964
159,000	4.000% due 2/15/11 (b)	119,846
	deCODE Genetics, Inc., Senior Notes:
17,000	3.500% due 4/15/11	15,598
90,000	3.500% due 4/15/11 (b)	82,575

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Biotechnology (continued)
$134,000	Human Genome Sciences, Inc., Subordinated Notes, 2.250% due 10/15/11 (b)	$127,970
	Invitrogen Corp.:
850,000	Senior Notes, 1.500% due 2/15/24	822,375
42,000	3.250% due 6/15/25 (b)	45,622
700,000	Protein Design Labs, Inc., Subordinated Notes, 2.750% due 8/16/23	820,750
74,000	Vertex Pharmaceuticals, Inc., 5.750% due 2/15/11	91,575

		2,270,701

Building Materials - 0.2%
150,000	NCI Building Systems, Inc., Senior Subordinated Notes, 2.125% due 11/15/24 (b)	151,875

Computers - 0.8%
300,000	Mercury Computer Systems, Inc., 2.000% due 5/1/24	321,375
315,000	Quantum Corp., Subordinated Notes, 4.375% due 8/1/10	301,219

		622,594

Distribution/Wholesale - 1.2%
900,000	Bell Microproducts, Inc., Subordinated Notes, Series B, 3.750% due 3/5/24	951,750

Diversified Financial Services - 1.0%
389,000	CapitalSource, Inc., Senior Notes, 3.500% due 7/15/34 (b)	353,990
500,000	CompuCredit Corp., 3.625% due 5/30/25 (b)	500,625

		854,615

Electrical Components & Equipment - 0.2%
164,000	Wilson Greatbatch Technologies, Inc., Subordinated Debentures, 2.250% due 6/15/13	141,860

Electronics - 1.7%
1,150,000	Flextronics International Ltd., Subordinated Notes, 1.000% due 8/1/10	1,200,313
	Vishay Intertechnology, Inc., Subordinated Notes:
92,000	3.625% due 8/1/23	88,435
125,000	3.625% due 8/1/23 (b)	120,156

		1,408,904

Entertainment - 0.8%
600,000	Sunterra Corp., 3.750% due 3/29/24	691,500

Health Care-Products - 4.8%
177,000	Advanced Medical Optics, Inc., 2.500% due 7/15/24 (b)	178,549
	Conmed Corp., Senior Subordinated Notes:
600,000	2.500% due 11/15/24	611,250
52,000	2.500% due 11/15/24 (b)	52,975
900,000	Cytyc Corp., 2.250% due 3/15/24	884,250
650,000	Edwards Lifesciences Corp., Senior Notes, 3.875% due 5/15/33	658,125
700,000	Henry Schein, Inc., Bonds, 3.000% due 8/15/34 (b)	785,750
800,000	PSS World Medical, Inc., Senior Notes, 2.250% due 3/15/24	766,000
91,000	Thoratec Corp., Senior Subordinated Notes, step bond to yield 3.421% due 5/16/34	53,235

		3,990,134

Health Care-Services - 2.1%
260,000	Beverly Enterprises, Inc., Bonds, 2.750% due 11/1/33	451,100
	LabOne, Inc., Senior Notes:
300,000	3.500% due 6/15/34	356,250
800,000	3.500% due 6/15/34 (b)	950,000

		1,757,350

Insurance - 1.6%
1,158,000	American Equity Investment Life Holding Co., Senior Notes, 5.250% due 12/6/24 (b)	1,291,170

Internet - 2.1%
750,000	Equinix, Inc., Subordinated Notes, 2.500% due 2/15/24 (b)	920,625
750,000	Openwave Systems, Inc., Subordinated Notes, 2.750% due 9/9/08	803,438

		1,724,063

Leisure Time - 0.9%
720,000	Navigant International, Inc., Subordinated Notes, 4.875% due 11/1/23 (b)	763,200

Lodging - 1.6%
1,090,000	Hilton Hotels Corp., Senior Notes, 3.375% due 4/15/23	1,317,538

Machinery-Diversified - 1.5%
1,200,000	AGCO Corp., Senior Subordinated Notes, 1.750% due 12/31/33	1,245,000

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
Media - 0.2%
$85,000	LIN Television Corp., 2.500% due 5/15/33	$74,163
117,000	Playboy Enterprises, Inc., 3.000% due 3/15/25 (b)	113,344
6,600	Sinclair Broadcast Group, Inc., 6.000% due 9/15/12	5,560

		193,067

Miscellaneous Manufacturing - 1.1%
725,000	Griffon Corp., Subordinated Notes, 4.000% due 7/18/23	873,625

Oil & Gas Services - 1.3%
1,040,000	Hanover Compressor Co., 4.750% due 1/15/14	1,076,400

Pharmaceuticals - 2.6%
84,000	Abgenix, Inc., Senior Notes, 1.750% due 12/15/11 (b)	75,180
	First Horizon Pharmaceutical Corp., Senior Subordinated Notes:
133,000	1.750% due 3/8/24	132,335
140,000	1.750% due 3/8/24 (b)	139,300
614,000	IVAX Corp., Senior Notes, 1.500% due 3/1/24 (b)	629,350
200,000	NPS Pharmaceuticals, Inc., Senior Notes, 3.000% due 6/15/08	170,250
136,000	QLT, Inc., Notes, 3.000% due 9/15/23	125,970
328,000	Valeant Pharmaceuticals International, 4.000% due 11/15/13 (b)	282,490
650,000	Watson Pharmaceuticals, Inc., Debentures, 1.750% due 3/15/23	606,125

		2,161,000

Pipelines - 0.4%
	Dynegy Inc., Subordinated Notes:
19,000	4.750% due 8/15/23	26,006
197,000	4.750% due 8/15/23 (b)	269,644

		295,650

Retail - 1.2%
242,000	Casual Male Retail Group, Inc., Senior Subordinated Notes, 5.000% due 1/1/24	222,943
200,000	Charming Shoppes, Inc., 4.750% due 6/1/12	224,250
28,000	CKE Restaurants, Inc., Subordinated Notes, 4.000% due 10/1/23 (b)	46,725
	Lithia Motors, Inc., Senior Subordinated Notes:
350,000	2.875% due 5/1/14	337,312
200,000	2.875% due 5/1/14 (b)	192,750

		1,023,980

Semiconductors - 0.4%
300,000	Credence Systems Corp., Subordinated Notes, 1.500% due 5/15/08	297,375
76,000	Vitesse Semiconductor Corp., Subordinated Notes, 1.500% due 10/1/24 (b)	61,370

		358,745

Software - 1.0%
850,000	CSG Systems International, Notes, 2.500% due 6/15/24 (b)	787,312

Telecommunications - 4.9%
285,000	Andrew Corp., Subordinated Notes, 3.250% due 8/15/13	322,763
750,000	CenturyTel, Inc., Debentures, 4.750% due 8/1/32	785,625
900,000	Commonwealth Telephone Enterprises, Inc., Bonds, 3.250% due 7/15/23 (b)	976,500
	CommScope, Inc., Senior Subordinated Notes:
15,000	1.000% due 3/15/24	14,550
287,000	1.000% due 3/15/24 (b)	278,390
1,050,000	NII Holdings, Inc., 2.875% due 2/1/34	1,409,625
248,000	Powerwave Technologies, Inc., Subordinated Notes, 1.875% due 11/15/24 (b)	274,660

		4,062,113

Transportation - 0.3%
239,000	CP Ships Ltd., Senior Subordinated Notes, 4.000% due 6/30/24 (b)	227,946

Trucking & Leasing - 0.4%
300,000	GATX Corp., Senior Notes, 7.500% due 2/1/07	349,875

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $33,021,881)	32,883,631

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $69,621,126)	72,448,688

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 10.0%
Repurchase Agreements - 10.0%
$526,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America, 3.350% due 7/1/05; Proceeds at maturity - $526,049; (Fully collateralized by U.S. Government Agency Obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value - $536,520)	$526,000

7,751,000	State Street Bank & Trust Co. dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity - $7,751,549; (Fully collateralized by U.S. Treasury Bonds, 7.500% to 8.750% due 11/15/16 to 5/15/17; Market value - $7,917,456)	7,751,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,277,000)	8,277,000

	TOTAL INVESTMENTS - 97.6% (Cost - $77,898,126#)	80,725,688

	Other Assets in Excess of Liabilities - 2.4%	2,020,882

	TOTAL NET ASSETS - 100.0%	$82,746,570

*	Non-income producing security.

(a)	Securities have been segregated for short sale transactions.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
HITS™	— Hybrid Income Term Security Units - Trademark of Banc of America Securities LLC

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Securities Sold Short (unaudited) (continued)	June 30, 2005

SHARE	SECURITY	VALUE
COMMON STOCKS
4,200	99 Cents Only Stores*	$53,382
4,457	Abgenix, Inc.*	38,241
1,400	Accredo Health, Inc.*	63,560
2,250	Acuity Brands, Inc.	57,802
2,309	Advanced Medical Optics, Inc.*	91,783
11,300	Advanced Micro Devices, Inc.*	195,942
3,200	Aeropostale, Inc.*	107,520
2,300	AFLAC, Inc.	99,544
34,900	AGCO Corp.*	667,288
5,800	Agilent Technologies, Inc.*	133,516
2,875	AGL Resources, Inc.	111,119
1,300	Airgas, Inc.	32,071
4,700	Airtran Holdings, Inc.*	43,381
3,725	Alamosa Holdings, Inc.*	51,777
3,517	Alaska Air Group, Inc.*	104,631
1,200	Alberto-Culver Co.	51,996
9,015	Albertson’s, Inc.	186,430
12,275	Alcoa, Inc.	320,746
2,700	Alexander & Baldwin, Inc.	125,145
1,100	ALLETE, Inc.	54,890
7,100	Alliance Gaming Corp.*	99,542
4,750	Alliant Techsystems, Inc.*	335,350
1,700	Allmerica Financial Corp.*	63,053
4,638	ALLTEL Corp.	281,295
3,550	Amazon.com, Inc.*	117,434
2,700	Ameren Corp.	149,310
2,475	American Axle & Manufacturing Holdings, Inc.	62,543
895	American Capital Strategies Ltd.	32,318
43,558	American Equity Investment Life Holding Co.	517,469
6,500	American Financial Realty Trust	99,970
2,000	American International Group, Inc.	116,200
1,100	American Power Conversion Corp.	25,949
1,000	Amylin Pharmaceuticals, Inc.*	20,930
2,800	Analog Devices, Inc.	104,468
14,578	Andrew Corp.*	186,015
5,125	Anheuser-Busch Cos., Inc.	234,469
12,925	AnnTaylor Stores Corp.*	313,819
1,550	Apache Corp.	100,130
2,092	Apollo Group, Inc., Class A Shares*	163,636
3,900	Applied Materials, Inc.	63,102
2,000	Aqua America, Inc.	59,480
2,125	Arch Coal, Inc.	115,749
1,600	Archstone-Smith Trust	61,792
2,200	Arthur J. Gallagher & Co.	59,686
2,500	Ashland, Inc.	179,675
1,600	Autodesk, Inc.	54,992
1,100	Avery Dennison Corp.	58,256
8,500	Avocent Corp.*	222,190
7,500	AVX Corp.	90,900
1,290	Aztar Corp.*	44,182
600	Ball Corp.	21,576
4,275	Bank of America Corp.	194,983
4,500	Barrick Gold Corp.	112,635
2,900	Baxter International, Inc.	107,590
9,625	BearingPoint, Inc.*	70,551
1,575	Beckman Coulter, Inc.	100,123
40,600	Bell Microproducts, Inc.*	381,640
3,700	BellSouth Corp.	98,309
2,125	Bemis Co., Inc.	56,397
22,677	Beverly Enterprises, Inc.*	288,905
1,500	BHP Billiton Ltd., Sponsored ADR	40,950
8,850	Big Lots, Inc.*	117,174
4,100	BISYS Group, Inc.*	61,254
1,650	BJ Services Co.	86,592
1,800	Boeing Co.	118,800
5,675	Bowater, Inc.	183,700
515	Boyd Gaming Corp.	26,332
4,900	Briggs & Stratton Corp.	169,638

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Securities Sold Short (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
4,075	Brigham Exploration Co.*	$37,205
1,100	Brink’s Co.	39,600
3,525	Bristol-Myers Squibb Co.	88,054
1,100	C.H. Robinson Worldwide, Inc.	64,020
1,900	Cabot Corp.	62,700
8,400	Callaway Golf Co.	129,612
7,588	CapitalSource, Inc.*	148,952
4,300	Capitol Federal Financial	148,264
1,300	Carlisle Cos., Inc.	89,219
12,325	CarMax, Inc.*	328,461
12,498	Casual Male Retail Group, Inc.*	91,360
800	Caterpillar, Inc.	76,248
14,530	Celanese Corp., Series A Shares*	230,882
10,152	Cell Genesys, Inc.*	54,313
1,400	CenterPoint Properties Trust	59,220
1,775	Centex Corp.	125,439
5,600	CenturyTel, Inc.	193,928
12,300	Ceridian Corp.*	239,604
1,600	Certegy, Inc.	61,152
3,950	Champion Enterprises, Inc.*	39,263
19,575	Charles Schwab Corp.	220,806
13,200	Charming Shoppes, Inc.*	123,156
5,115	Cheesecake Factory, Inc.*	177,644
2,000	Cheniere Energy, Inc.*	62,200
1,884	Chesapeake Energy Corp.	42,955
2,075	Chevron Corp.	116,034
1,600	Chiron Corp.*	55,824
2,075	Church & Dwight Co., Inc.	75,115
1,553	Cincinnati Financial Corp.	61,437
1,600	Cintas Corp.	61,760
5,100	Cisco Systems, Inc.*	97,461
2,150	CIT Group, Inc.	92,385
3,075	CMS Energy Corp.*	46,309
4,775	Coca-Cola Enterprises, Inc.	105,098
1,675	Colgate-Palmolive Co.	83,599
6,300	Commonwealth Telephone Enterprises, Inc.	264,033
8,331	CommScope, Inc.*	145,043
6,000	CompuCredit Corp.*	205,680
13,050	Computer Associates International, Inc.	358,614
9,600	CONMED Corp.*	295,392
3,300	CONSOL Energy, Inc.	176,814
2,475	Consolidated Edison, Inc.	115,929
2,525	Constellation Brands, Inc., Class A Shares*	74,487
2,855	Convergys Corp.*	40,598
6,800	Cooper Tire & Rubber Co.	126,276
2,725	Cost Plus, Inc.*	67,961
5,550	Cott Corp.*	121,156
1,025	Countrywide Financial Corp.	39,575
2,200	CP Ships Ltd.	34,430
2,400	Crane Co.	63,120
13,800	Credence Systems Corp.*	124,890
800	Credit Suisse Group, Sponsored ADR	31,312
17,500	CSG Systems International, Inc.*	332,150
12,570	CuraGen Corp.*	64,610
6,000	CVS Corp.	174,420
14,300	Cypress Semiconductor Corp.*	180,037
1,200	Cytec Industries, Inc.	47,760
19,425	Cytyc Corp.*	428,515
3,780	DaimlerChrysler AG	153,128
4,100	Dana Corp.	61,541
1,800	DaVita, Inc.*	81,864
4,966	deCODE genetics, Inc.*	46,631
6,300	Delphi Corp.	29,295
700	DENTSPLY International, Inc.	37,800
6,800	DeVry, Inc.*	135,320
2,700	Dex Media, Inc.	65,907
1,300	Diamond Offshore Drilling, Inc.	69,459
2,750	Dick’s Sporting Goods, Inc.*	106,122

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Securities Sold Short (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
12,100	DIRECTV Group, Inc.*	$187,550
2,100	Dolby Laboratories, Inc., Class A Shares*	46,326
3,050	Dollar General Corp.	62,098
1,680	Donaldson Co., Inc.	50,954
1,600	Dover Corp.	58,208
5,000	Dow Jones & Co., Inc.	177,250
700	Dreyer’s Grand Ice Cream Holdings, Inc.	56,980
4,125	DTE Energy Co.	192,926
1,900	Duke Realty Corp.	60,154
42,872	Dynegy, Inc., Class A Shares*	208,358
3,750	E.I. du Pont de Nemours & Co.	161,287
2,315	E.W. Scripps Co., Class A Shares	112,972
5,600	Eastman Kodak Co.	150,360
2,400	Eaton Vance Corp.	57,384
2,800	eBay, Inc.*	92,428
3,345	EchoStar Communications Corp., Class A Shares	100,852
3,670	Ecolab, Inc.	118,761
3,900	Edwards Lifesciences Corp.*	167,778
10,900	El Paso Corp.	125,568
4,740	Electronic Arts, Inc.*	268,331
3,095	Eli Lilly & Co.	172,422
8,100	Emmis Communications Corp., Class A Shares*	143,127
2,100	Engelhard Corp.	59,955
2,400	Enterprise Products Partners LP	64,296
1,525	EOG Resources, Inc.	86,620
12,400	Equinix, Inc.*	537,416
850	Equitable Resources, Inc.	57,800
3,575	Equity Office Properties Trust	118,332
3,450	Equity Residential	127,029
1,200	Erie Indemnity Co., Class A Shares	65,100
400	Everest Re Group Ltd.	37,200
4,600	Expeditors International of Washington, Inc.	229,126
4,509	ExpressJet Holdings, Inc.*	38,372
3,875	Exxon Mobil Corp.	222,696
1,175	Fairmont Hotels & Resorts, Inc.	40,925
2,490	Family Dollar Stores, Inc.	64,989
975	Fastenal Co.	59,729
16,395	Federal Signal Corp.	255,762
2,100	Federated Investors, Inc., Class B Shares	63,021
2,075	First Horizon National Corp.	87,565
8,011	First Horizon Pharmaceutical Corp.*	152,529
4,100	FirstMerit Corp.	107,051
1,925	Fisher Scientific International, Inc.*	124,932
8,575	Fleetwood Enterprises, Inc.*	87,036
52,375	Flextronics International Ltd.*	691,874
1,700	FLIR Systems, Inc.*	50,728
4,575	Fluor Corp.	263,474
7,900	FMC Technologies, Inc.*	252,563
6,680	Foot Locker, Inc.	181,830
5,600	Ford Motor Co.	57,344
3,700	Forest City Enterprises, Inc., Class A Shares	262,700
875	Forest Oil Corp.*	36,750
8,700	Foundry Networks, Inc.*	75,081
2,400	FPL Group, Inc.	100,944
400	Freddie Mac	26,092
3,915	Fred’s, Inc.	64,911
1,700	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	63,648
1,500	Fuelcell Energy, Inc.*	15,315
1,350	Gannett Co., Inc.	96,026
900	Garmin Ltd.	38,475
3,500	GATX Corp.	120,750
724	General Cable Corp.*	10,737
4,425	General Electric Co.	153,326
733	General Mills, Inc.	34,297
1,475	Gen-Probe, Inc.*	53,439
10,160	Gentex Corp.	184,912
1,470	GlaxoSmithKline PLC, ADR	71,310
1,700	Global Signal, Inc.	64,005

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Securities Sold Short (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
12,100	DIRECTV Group, Inc.*	$187,550
2,100	Dolby Laboratories, Inc., Class A Shares*	46,326
3,050	Dollar General Corp.	62,098
1,680	Donaldson Co., Inc.	50,954
1,600	Dover Corp.	58,208
5,000	Dow Jones & Co., Inc.	177,250
700	Dreyer’s Grand Ice Cream Holdings, Inc.	56,980
4,125	DTE Energy Co.	192,926
1,900	Duke Realty Corp.	60,154
42,872	Dynegy, Inc., Class A Shares*	208,358
3,750	E.I. du Pont de Nemours & Co.	161,287
2,315	E.W. Scripps Co., Class A Shares	112,972
5,600	Eastman Kodak Co.	150,360
2,400	Eaton Vance Corp.	57,384
2,800	eBay, Inc.*	92,428
3,345	EchoStar Communications Corp., Class A Shares	100,852
3,670	Ecolab, Inc.	118,761
3,900	Edwards Lifesciences Corp.*	167,778
10,900	El Paso Corp.	125,568
4,740	Electronic Arts, Inc.*	268,331
3,095	Eli Lilly & Co.	172,422
8,100	Emmis Communications Corp., Class A Shares*	143,127
2,100	Engelhard Corp.	59,955
2,400	Enterprise Products Partners LP	64,296
1,525	EOG Resources, Inc.	86,620
12,400	Equinix, Inc.*	537,416
850	Equitable Resources, Inc.	57,800
3,575	Equity Office Properties Trust	118,332
3,450	Equity Residential	127,029
1,200	Erie Indemnity Co., Class A Shares	65,100
400	Everest Re Group Ltd.	37,200
4,600	Expeditors International of Washington, Inc.	229,126
4,509	ExpressJet Holdings, Inc.*	38,372
3,875	Exxon Mobil Corp.	222,696
1,175	Fairmont Hotels & Resorts, Inc.	40,925
2,490	Family Dollar Stores, Inc.	64,989
975	Fastenal Co.	59,729
16,395	Federal Signal Corp.	255,762
2,100	Federated Investors, Inc., Class B Shares	63,021
2,075	First Horizon National Corp.	87,565
8,011	First Horizon Pharmaceutical Corp.*	152,529
4,100	FirstMerit Corp.	107,051
1,925	Fisher Scientific International, Inc.*	124,932
8,575	Fleetwood Enterprises, Inc.*	87,036
52,375	Flextronics International Ltd.*	691,874
1,700	FLIR Systems, Inc.*	50,728
4,575	Fluor Corp.	263,474
7,900	FMC Technologies, Inc.*	252,563
6,680	Foot Locker, Inc.	181,830
5,600	Ford Motor Co.	57,344
3,700	Forest City Enterprises, Inc., Class A Shares	262,700
875	Forest Oil Corp.*	36,750
8,700	Foundry Networks, Inc.*	75,081
2,400	FPL Group, Inc.	100,944
400	Freddie Mac	26,092
3,915	Fred’s, Inc.	64,911
1,700	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	63,648
1,500	Fuelcell Energy, Inc.*	15,315
1,350	Gannett Co., Inc.	96,026
900	Garmin Ltd.	38,475
3,500	GATX Corp.	120,750
724	General Cable Corp.*	10,737
4,425	General Electric Co.	153,326
733	General Mills, Inc.	34,297
1,475	Gen-Probe, Inc.*	53,439
10,160	Gentex Corp.	184,912
1,470	GlaxoSmithKline PLC, ADR	71,310
1,700	Global Signal, Inc.	64,005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
1,525	GlobalSantaFe Corp.	$62,220
2,600	Great Lakes Chemical Corp.	81,822
3,486	Greatbatch, Inc.*	83,315
14,500	Griffon Corp.*	321,900
3,095	Hain Celestial Group, Inc.*	60,353
1,200	Halliburton Co.	57,384
48,548	Hanover Compressor Co.*	558,787
1,125	Harrah’s Entertainment, Inc.	81,079
600	Hartford Financial Services Group, Inc.	44,868
4,800	Hawaiian Electric Industries, Inc.	128,688
725	Headwaters, Inc.*	24,926
4,925	Health Management Associates, Inc., Class A Shares	128,937
4,200	Health Net, Inc.*	160,272
1,050	Healthcare Realty Trust, Inc.	40,541
2,620	Helen of Troy Ltd.*	66,705
8,050	Henry Schein, Inc.*	334,236
2,900	Hershey Co.	180,090
1,625	Hewitt Associates, Inc., Class A Shares*	43,079
460	Hillenbrand Industries, Inc.	23,253
26,850	Hilton Hotels Corp.	640,373
2,800	HNI Corp.	143,220
3,900	Honeywell International, Inc.	142,857
3,600	Host Marriott Corp.	63,000
3,600	HOT Topic, Inc.*	68,832
300	Hubbell, Inc., Class B Shares	13,230
2,900	Huntsman Corp.*	58,788
2,600	ICOS Corp.*	55,042
5,300	IKON Office Solutions, Inc.	50,403
1,800	ImClone Systems, Inc.*	55,746
1,300	INAMED Corp.*	87,061
6,800	Instinet Group, Inc.*	35,632
5,100	Integrated Circuit Systems, Inc.*	105,264
3,163	InterActiveCorp*	76,070
2,100	International Game Technology	59,115
3,700	International Paper Co.	111,777
28,500	Interpublic Group of Cos., Inc.*	347,130
425	Invacare Corp.	18,853
4,994	Invitrogen Corp.*	415,950
8,625	IVAX Corp.*	185,438
2,945	J.M. Smucker Co.	138,238
3,855	Jacobs Engineering Group, Inc.*	216,882
12,725	Janus Capital Group, Inc.	191,384
1,650	Jarden Corp.*	88,968
700	Jefferson-Pilot Corp.	35,294
9,950	JetBlue Airways Corp.*	203,378
3,800	Jones Apparel Group, Inc.	117,952
400	Jos. A. Bank Clothiers, Inc.*	17,320
3,200	JPMorgan Chase & Co.	113,024
4,800	Juniper Networks, Inc.*	120,864
3,700	Kansas City Southern*	74,666
2,350	KEMET Corp.*	14,805
1,400	Kinder Morgan Management, LLC*	64,400
800	Kinder Morgan, Inc.	66,560
1,510	Knight Transportation, Inc.	36,738
1,575	Knight-Ridder, Inc.	96,611
1,475	Kohl’s Corp.*	82,467
9,200	Kroger Co.*	175,076
17,000	LabOne, Inc.*	676,770
6,525	Labranche & Co., Inc.*	41,108
600	Lafarge North America, Inc.	37,464
16,300	Lamar Advertising Co., Class A Shares*	697,151
1,200	Laureate Education, Inc.*	57,432
4,950	La-Z-Boy, Inc.	72,122
800	Lee Enterprises, Inc.	32,072
1,600	Leucadia National Corp.	61,808
11,200	Liberty Media Corp., Series A Shares*	114,128
657	Lin TV Corp., Class A Shares*	9,126

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Securities Sold Short (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
1,300	Lincoln National Corp.	$60,996
7,250	Lithia Motors, Inc., Class A Shares	209,163
1,900	Lubrizol Corp.	79,819
600	Manor Care, Inc.	23,838
1,000	Marriott International, Inc., Class A Shares	68,220
2,500	Marsh & McLennan Cos., Inc.	69,250
760	Marshall & Ilsley Corp.	33,782
1,800	Martek Biosciences Corp.*	68,310
2,000	Masco Corp.	63,520
3,875	Massey Energy Co.	146,165
1,900	May Department Stores Co.	76,304
5,400	MBNA Corp.	141,264
2,475	MCG Capital Corp.	42,273
2,500	MCI, Inc.	64,275
2,300	MedImmune, Inc.*	61,456
2,200	Medtronic, Inc.	113,938
10,050	Mentor Graphics Corp.*	103,013
6,900	Mercury Computer Systems, Inc.*	188,853
1,000	Merrill Lynch & Co., Inc.	55,010
200	MGIC Investment Corp.	13,044
7,525	Micron Technology, Inc.*	76,830
6,500	Millennium Pharmaceuticals, Inc.*	60,255
900	Minerals Technologies, Inc.	55,440
1,500	Mohawk Industries, Inc.*	123,750
925	Molecular Devices Corp.*	20,008
3,885	Molex, Inc.	101,165
3,100	MoneyGram International, Inc.	59,272
3,000	Monster Worldwide, Inc.*	86,040
2,700	Mosaic Co.*	42,012
2,000	MSC Industrial Direct Co., Inc., Class A Shares	67,500
200	Murphy Oil Corp.	10,446
2,130	Mylan Laboratories, Inc.	40,981
3,500	Nalco Holding Co.*	68,705
1,575	Nam Tai Electronics	35,816
5,610	National Instruments Corp.	118,932
28,200	Navigant International, Inc.*	414,258
1,600	NAVTEQ*	59,488
2,614	NCI Building Systems, Inc.*	85,739
2,400	Neurocrine Biosciences, Inc.*	100,944
4,400	NewAlliance Bancshares, Inc.	61,820
2,800	Newell Rubbermaid, Inc.	66,752
9,150	News Corp., Class A Shares	148,047
13,750	NII Holdings, Inc.*	879,175
750	Noble Corp.	46,133
3,075	North Fork Bancorporation, Inc.	86,377
12,625	Northrop Grumman Corp.	697,531
2,375	Noven Pharmaceuticals, Inc.*	41,515
1,219	NPS Pharmaceuticals, Inc.*	13,836
13,200	Office Depot, Inc.*	301,488
2,500	OfficeMax, Inc.	74,425
2,950	Old National Bancorp	63,130
6,400	Omnicare, Inc.	271,552
2,175	OmniVision Technologies, Inc.*	29,558
24,500	Openwave Systems, Inc.*	401,800
400	Oshkosh Truck Corp.	31,312
1,280	Outback Steakhouse, Inc.	57,907
975	Owens & Minor, Inc.	31,541
8,200	Pall Corp.	248,952
7,700	Par Pharmaceutical Cos., Inc.*	244,937
1,900	Paychex, Inc.	61,826
1,400	Pentair, Inc.	59,934
3,775	People’s Bank	114,156
950	Peoples Energy Corp.	41,287
8,075	Pep Boys - Manny, Moe, & Jack	109,336
3,835	Performance Food Group Co.*	115,855
1,600	PETCO Animal Supplies, Inc.*	46,912
1,965	Petroleo Brasileiro SA, ADR	102,435
7,084	Pinnacle Airlines Corp.*	60,852

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Securities Sold Short (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
1,650	Pioneer Natural Resources Co.	$69,432
7,300	Plains Exploration & Production Co.*	259,369
500	Plantronics, Inc.	18,180
4,660	Playboy Enterprises, Inc., Class B Shares*	60,300
6,700	PMC-Sierra, Inc.*	62,511
1,100	PMI Group, Inc.	42,878
1,650	PNC Financial Services Group, Inc.	89,859
850	Praxair, Inc.	39,610
1,500	Principal Financial Group, Inc.	62,850
1,975	PrivateBancorp, Inc.	69,875
1,675	Progress Energy, Inc.	75,777
24,550	Protein Design Labs, Inc.*	496,155
25,000	PSS World Medical, Inc.*	311,250
400	Public Service Enterprise Group, Inc.	24,328
2,674	QLT, Inc.*	27,863
47,751	Quantum Corp.*	141,820
700	Questar Corp.	46,130
1,525	Quicksilver Resources, Inc.*	97,493
5,875	Rambus, Inc.*	78,608
9,500	Red Hat, Inc.*	124,450
2,800	Regal Entertainment Group, Class A Shares	52,864
2,450	Regions Financial Corp.	83,006
6,175	Regis Corp.	241,319
7,575	Reliant Energy, Inc.*	93,779
2,605	Resources Connection, Inc.*	60,514
2,200	Ross Stores, Inc.	63,602
3,425	RPM International, Inc.	62,541
6,300	Safeway, Inc.	142,317
6,950	Saks, Inc.*	131,842
6,300	Sanmina-SCI Corp.*	34,461
1,575	SCANA Corp.	67,268
8,100	Schering-Plough Corp.	154,386
1,200	Scholastic Corp.*	46,260
900	Sears Holdings Corp.*	134,883
1,600	SEI Investments Co.	59,760
3,125	Select Comfort Corp.*	66,969
3,300	Semtech Corp.*	54,945
8,400	Service Corporation International	67,368
3,725	Sharper Image Corp.*	47,419
7,200	Siebel Systems, Inc.	64,080
1,465	Siemens AG, Sponsored ADR	106,432
925	Sigma-Aldrich Corp.	51,837
111	Sinclair Broadcast Group, Inc., Class A Shares	1,008
1,700	Sky Financial Group, Inc.	47,906
2,725	SLM Corp.	138,430
1,625	Smith International, Inc.	103,513
17,200	Smurfit-Stone Container Corp.*	174,924
1,800	Snap-on, Inc.	61,740
2,410	Sonic Automotive, Inc.	51,237
2,225	Southern Co.	77,141
8,900	Southwest Airlines Co.	123,977
900	SpectraSite, Inc.*	66,987
1,775	Spinnaker Exploration Co.*	62,995
1,400	SPX Corp.	64,372
500	Starwood Hotels & Resorts Worldwide, Inc.	29,285
2,100	Station Casinos, Inc.	139,440
2,200	Steelcase, Inc., Class A Shares	30,470
1,100	Stericycle, Inc.*	55,352
600	Strayer Education, Inc.	51,756
2,300	Stryker Corp.	109,388
22,800	Sunterra Corp.*	369,588
6,495	Symbol Technologies, Inc.	64,106
3,600	Synopsys, Inc.*	60,012
7,035	Sysco Corp.	254,597
600	T. Rowe Price Group, Inc.	37,560
1,750	Take-Two Interactive Software, Inc.*	44,538
2,225	Talbots, Inc.	72,246
1,870	Taro Pharmaceuticals Industries Ltd.*	54,361

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Securities Sold Short (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
2,250	Telephone & Data Systems, Inc.	$91,822
7,900	Tenet Healthcare Corp.*	96,696
22,003	Terra Industries, Inc.*	149,840
360	Texas Industries, Inc.	20,243
1,796	Thoratec Corp.*	27,551
550	Thornburg Mortgage, Inc.	16,021
1,300	Tidewater, Inc.	49,556
7,960	Tiffany & Co.	260,770
400	Titan Corp.*	9,096
11,750	Tivo, Inc.*	78,490
9,625	TJX Cos., Inc.	234,369
2,750	TLC Vision Corp.*	22,523
618	Tootsie Roll Industries, Inc.	18,076
1,550	Tractor Supply Co.*	76,105
600	Transatlantic Holdings, Inc.	33,492
1,500	Tribune Co.	52,770
7,140	Trinity Industries, Inc.	228,694
2,500	U.S. Cellular Corp.*	124,850
750	Union Pacific Corp.	48,600
3,900	Unisys Corp.*	24,687
4,675	United Dominion Realty Trust, Inc.	112,434
2,350	United Natural Foods, Inc.*	71,369
1,600	United Parcel Service, Inc., Class B Shares	110,656
2,425	United Rentals, Inc.*	49,009
7,300	UnumProvident Corp.	133,736
800	Urban Outfitters, Inc.*	45,352
1,250	USANA Health Sciences, Inc.*	52,875
1,500	V.F. Corp.	85,830
7,326	Valeant Pharmaceuticals International	129,157
725	Valero Energy Corp.	57,355
420	Valley National Bancorp	9,820
1,250	Valspar Corp.	60,362
2,500	VCA Antech, Inc.*	60,625
3,387	Vertex Pharmaceuticals, Inc.*	57,037
3,500	Viacom, Inc., Class B Shares	112,070
5,253	Vishay Intertechnology, Inc.*	62,353
13,574	Vitesse Semiconductor Corp.*	28,370
1,000	Vulcan Materials Co.	64,990
1,625	Wachovia Corp.	80,600
900	Walgreen Co.	41,391
2,300	Walt Disney Co.	57,914
7,150	Watson Pharmaceuticals, Inc.*	211,354
3,300	WebMD Corp.*	33,891
1,775	Webster Financial Corp.	82,875
2,025	Wells Fargo & Co.	124,700
200	Wesco Financial Corp	72,000
2,725	West Marine, Inc.*	49,214
4,300	Western Gas Resources, Inc.	150,070
500	Whole Foods Market, Inc.	59,150
1,700	Wm. Wrigley Jr. Co.	117,028
3,400	Worthington Industries, Inc.	53,720
1,540	Wright Medical Group, Inc.*	41,118
725	XL Capital Ltd., Class A Shares	53,955
1,833	XTO Energy, Inc.	62,304
5,615	York International Corp.	213,370

	TOTAL COMMON STOCKS (Proceeds - $50,518,047)	52,917,374

See Notes to Schedule of Investments.

CONSULTING GROUP CAPITAL MARKETS FUNDS - Multi - Strategy Market Neutral Investments

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
2,250	Telephone & Data Systems, Inc.	$91,822
7,900	Tenet Healthcare Corp.*	96,696
22,003	Terra Industries, Inc.*	149,840
360	Texas Industries, Inc.	20,243
1,796	Thoratec Corp.*	27,551
550	Thornburg Mortgage, Inc.	16,021
1,300	Tidewater, Inc.	49,556
7,960	Tiffany & Co.	260,770
400	Titan Corp.*	9,096
11,750	Tivo, Inc.*	78,490
9,625	TJX Cos., Inc.	234,369
2,750	TLC Vision Corp.*	22,523
618	Tootsie Roll Industries, Inc.	18,076
1,550	Tractor Supply Co.*	76,105
600	Transatlantic Holdings, Inc.	33,492
1,500	Tribune Co.	52,770
7,140	Trinity Industries, Inc.	228,694
2,500	U.S. Cellular Corp.*	124,850
750	Union Pacific Corp.	48,600
3,900	Unisys Corp.*	24,687
4,675	United Dominion Realty Trust, Inc.	112,434
2,350	United Natural Foods, Inc.*	71,369
1,600	United Parcel Service, Inc., Class B Shares	110,656
2,425	United Rentals, Inc.*	49,009
7,300	UnumProvident Corp.	133,736
800	Urban Outfitters, Inc.*	45,352
1,250	USANA Health Sciences, Inc.*	52,875
1,500	V.F. Corp.	85,830
7,326	Valeant Pharmaceuticals International	129,157
725	Valero Energy Corp.	57,355
420	Valley National Bancorp	9,820
1,250	Valspar Corp.	60,362
2,500	VCA Antech, Inc.*	60,625
3,387	Vertex Pharmaceuticals, Inc.*	57,037
3,500	Viacom, Inc., Class B Shares	112,070
5,253	Vishay Intertechnology, Inc.*	62,353
13,574	Vitesse Semiconductor Corp.*	28,370
1,000	Vulcan Materials Co.	64,990
1,625	Wachovia Corp.	80,600
900	Walgreen Co.	41,391
2,300	Walt Disney Co.	57,914
7,150	Watson Pharmaceuticals, Inc.*	211,354
3,300	WebMD Corp.*	33,891
1,775	Webster Financial Corp.	82,875
2,025	Wells Fargo & Co.	124,700
200	Wesco Financial Corp	72,000
2,725	West Marine, Inc.*	49,214
4,300	Western Gas Resources, Inc.	150,070
500	Whole Foods Market, Inc.	59,150
1,700	Wm. Wrigley Jr. Co.	117,028
3,400	Worthington Industries, Inc.	53,720
1,540	Wright Medical Group, Inc.*	41,118
725	XL Capital Ltd., Class A Shares	53,955
1,833	XTO Energy, Inc.	62,304
5,615	York International Corp.	213,370

	TOTAL COMMON STOCKS (Proceeds - $50,518,047)	52,917,374

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BONDS & NOTES
$28,000	CKE Restaurants, Inc., 4.000% due 10/1/23	$46,725
52,000	Conmed Corp., Senior Subordinated Notes, 2.500% due 11/15/24	52,975
83,000	CP Ships Ltd., 4.000% due 6/30/24	79,161
134,000	Human Genome Sciences, Inc., Subordinated Notes, 2.250% due 10/15/11	127,970
614,000	IVAX Corp., Senior Notes, 1.500% due 3/1/24	629,350
248,000	Powerwave Technologies, Subordinated Notes, Inc., 1.875% due 11/15/24	274,660

	TOTAL CONVERTIBLE BONDS & NOTES (Proceeds - $1,120,210)	1,210,841

	TOTAL OPEN SHORT SALES (Proceeds - $51,638,257)	$54,128,215

*	Non-income producing security.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

1. Organization and Significant Accounting Policies

The Multi-Strategy Market Neutral Investments (the “Fund”), a separate diversified investment fund of Consulting Group Capital Markets Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,915,872
Gross unrealized depreciation	(2,088,310)

Net unrealized appreciation	$2,827,562

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds - Multi-Strategy Market Neutral Investments

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

By:	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	August 26, 2005